Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Schedule of future lease payments for leaseback agreement	The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021

Less than one year	22,667	22,667
Between one and five years	11,212	33,878
Total future lease payables	33,878	56,545

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than 1 year	25,955	24,828
Between 1 and 5 years	1,170	8,708
Total future lease payments	27,125	33,535

Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2021	27,047	22,795	2,438	675	52,955
Additions to right-of-use assets	22,379	—	986	111	23,476
Depreciation charge for the year	(33,634)	(12,437)	(1,086)	(230)	(47,387)
Translation differences	—	—	(32)	(11)	(43)

Balance at December 31, 2021	15,792	10,358	2,306	545	29,001

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2022	15,792	10,358	2,306	545	29,001
Additions to right-of-use assets	—	13,597	408	55	14,060
Depreciation charge for the year	(7,371)	(12,874)	(1,022)	(242)	(21,509)
Translation differences	—	—	(52)	(7)	(59)

Balance at December 31, 2022	8,421	11,081	1,640	351	21,493

Operating lease expenses recognized in profit and loss	Amounts recognized in profit or loss

(in thousands of USD)	2022	2021
Interest on lease liabilities	(1,237)	(2,378)
Depreciation right-of-use assets	(21,509)	(47,387)
Low-value leases	(173)	(171)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2022	2021

Total cash outflow for leases	(25,527)	(54,928)
Total cash inflow for leases	2,036	1,987

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than one year	121,978	100,524
Between one and five years	326,228	240,463
More than five years	306,505	185,441
Total future lease receivables	754,710	526,428

Future minimum lease receivables for operating leases
The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than 1 year	1,869	2,350
One to two years	1,689	1,895
Two to three years	1,285	1,689
Three to four years	—	1,285
Four to five years	—	—
Total undiscounted lease receivables	4,843	7,219